Income Tax - Schedule of Provision (Benefit) For Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal
State
Total current
Deferred:
Federal
State
Total deferred
Income tax provision	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0